CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Common stock dividends, per share (in dollars per share)	$ 0.48	$ 0.48	$ 0.48